Document and Entity Information	May 20, 2024
Prospectus:
Document Type	497
Document Period End Date	Jun. 20, 2024
Entity Registrant Name	Amplify ETF Trust
Entity Central Index Key	0001633061
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 20, 2024
Document Effective Date	Jun. 20, 2024
Prospectus Date	May 20, 2024